UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares			Value
	COMMON STOCK - 83.4%
	AEROSPACE/DEFENSE - 0.8%
727	HEICO Corp.		$ 36,619
1,108	TransDigm Group, Inc.		173,701
			210,320
	APPAREL - 6.6%
13,062	Crocs Inc. *		215,523
5,506	Deckers Outdoor Corp. *		278,108
3,294	Hanesbrands, Inc.		169,378
433	NIKE, Inc. +		27,573
32,646	Quicksilver, Inc. *		210,240
1,476	Ralph Lauren Corp.		256,440
2,153	Under Armour, Inc. *		128,556
8,931	Wolverine World Wide, Inc. +		487,722
			1,773,540
	AUTO MANUFACTURERS - 0.6%
4,590	General Motors Co. *		152,893

	AUTO PARTS & EQUIPMENT - 0.8%
1,104	Lear Corp.		66,748
2,400	TRW Automotive Holdings Corp. *		137,132
			203,880
	BANKS - 1.7%
4,760	Citigroup, Inc.		212,219
2,249	Signature Bank *		233,868
			446,087
	BEVERAGES - 0.5%
323	Constellation Brands, Inc. *		16,835
1,886	Monster Beverage Corp. *		114,612
			131,447
	BIOTECHNOLOGY - 0.4%
2,722	Puma Biotechnology, Inc. *		121,884

	BUILDING MATERIALS - 0.1%
2,722	Ply Gem Holdings, Inc. *		30,090

	CHEMICALS - 2.8%
2,610	American Vanguard Corp.		61,152
240	CF Industries Holdings, Inc.		41,160
860	Eastman Chemical Co.		60,209
11,500	LyondellBasell Industries NV		190,440
2,820	Huntsman Corp.		186,853
1,740	Methanex Corp.		74,455
6,630	PetroLogistics LP		87,848
2,191	Taminco Corp. *		44,675
			746,791
	COMMERCIAL SERVICES - 7.7%
2,552	Advisory Board Co. *		139,467
3,805	AVEO Pharmaceuticals, Inc. *		9,512
28,800	Command Security Corp. *		44,064
7,224	Electro Rent Corp.		121,291
9,196	ExamWorks Group Inc. *		195,231
1,470	FirstService Corp.		45,982
2,832	H&E Equipment Services Inc.		59,670
9,689	Hackett Group, Inc.		50,286
2,250	Hertz Global Holdings, Inc. *		55,800

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	COMMERCIAL SERVICES - 7.7% (continued)
2,362	Huron Consulting Group, Inc. *		$ 109,219
4,170	Macquarie Infrastructure Co LLC		222,886
3,401	Moody's Corp.		207,223
6,550	Quanta Services, Inc. *		173,313
21,240	SAIC, Inc.		295,873
3,223	ServiceSource International, Inc. *		30,038
473	Stantec, Inc.		20,032
2,260	United Rentals, Inc. *		112,797
5,151	Western Union Co.		88,134
24,000	Xueda Education Group - ADR		78,000
			2,058,818
	COMPUTERS - 2.8%
979	Apple, Inc. +		387,763
3,277	Computer Sciences Corp.		143,434
1,064	FleetMatics Group PLC *		35,357
1,719	IHS Inc. - Cl. A *		179,429
			745,983
	COSMETICS/PERSONAL CARE - 0.1%
378	Estee Lauder Cos, Inc.		24,861

	DISTRIBUTION/WHOLESALE - 0.9%
9,255	LKQ Corp. *		238,316

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
652	Affiliated Managers Group, Inc. *		106,889
35,386	BGC Partners Inc		208,424
3,743	FXCM Inc.		61,423
947	Coinstar, Inc. *		55,561
478	Portfolio Recovery Associates, Inc. *		73,435
994	Virtus Investment Partners, Inc. *		175,212
2,283	WageWorks, Inc. *		78,649
			759,593
	ELECTRICAL COMPONETS & EQUIPMENT - 1.0%
732	Acuity Brands, Inc.		55,280
2,720	AMETEK, Inc.		115,056
1,790	Belden Inc.		89,375
			259,711
	ELECTRONICS - 0.6%
1,518	FARO Technologies, Inc. *		51,339
1,157	National Instruments Corp.		32,326
3,100	Trimble Navigation Ltd *		80,631
			164,296
	ENGINEERING & CONSTRUCTION - 0.3%
2,390	KRB, Inc		77,675

	ENTERTAINMENT - 0.7%
2,496	Multimedia Games Holding Co., Inc. *		65,071
2,149	Penn National Gaming, Inc. *		113,596
			178,667
	ENVIRONMENTAL CONTROL - 0.4%
2,842	Waste Connections, Inc.		116,920

	FOOD - 1.3%
3,180	Cosan Ltd		51,389
881	Fresh Market, Inc. *		43,803
7,000	Pinnacle Foods Inc.		169,050
3,148	Tyson Foods, Inc.		80,841
			345,083

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	HAND/MACHINE TOOLS - 0.8%
2,808	Stanley Black & Decker, Inc. +		$ 217,058

	HEALTHCARE-PRODUCTS - 0.3%
3,346	Masimo Corp.		70,935

	HEALTHCARE-SERVICES - 0.1%
1,174	Health Management Associates, Inc. *		18,455

	HOME FURNISHINGS - 2.8%
10,719	Sony Corp. - ADR		227,136
11,685	Tempur-Pedic International, Inc. * +		512,971
			740,107
	INSURANCE - 1.1%
889	Ambac Financial Group, Inc. *		21,185
2,264	American International Group, Inc. *		101,201
6,992	Greenlight Capital Re, Ltd. *		171,513
			293,899
	INTERNET - 4.5%
2,375	Acquity Group Ltd. - ADR *		30,709
3,267	HomeAway, Inc. *		105,655
7,200	Internap Network Services Corp. *		59,544
4,783	Liquidity Services, Inc. *		165,827
3,397	OpenTable, Inc. * +		217,238
830	Shutterfly, Inc. *		46,306
1,386	SPS Commerce, Inc. *		76,230
2,384	Stamps.com, Inc. *		93,906
4,496	VeriSign, Inc. *		200,791
7,686	Yahoo!, Inc. * +		192,995
487	Zillow, Inc. - Cl. A *		27,418
			1,216,619
	IRON / STEEL - 0.2%
4,390	Commercial Metals Co		64,840

	LEISURE TIME - 1.6%
12,168	Black Diamond, Inc. *		114,379
208	Polaris Industries, Inc.		314,735
			429,114
	LODGING - 1.8%
2,523	Las Vegas Sands Corp.		133,542
1,153	Melco Crown Entertainment Ltd. - ADR *		25,781
11,899	Morgans Hotel Group Co. *		95,906
9,644	Orient-Express Hotels Ltd. - Cl. A *		117,271
832	Wynn Resorts Ltd.		106,496
			478,996
	MACHINERY-CONSTRUCTION & MINING - 0.1%
315	Caterpillar Inc. +		25,984

	MACHINERY-DIVERSIFIED - 0.9%
816	Cummins, Inc.		88,503
1,576	Graco, Inc.		99,619
283	Middleby Corp. *		48,136
			236,258
	MEDIA - 0.3%
4,288	Starz - Liberty Capital *		94,765

	METAL FABRICATE/HARDWARE - 0.1%
1,559	Rexnord Corp. *		26,269

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	MINING - 0.9%
1,680	Agnico Eagle Mines, Ltd.		$ 46,267
19,360	Augusta Resource Corp. *		40,656
7,350	Constellium N.V. *		118,703
1,460	Silver Wheaton Corp		28,718
			234,344
	MISCELLANEOUS MANUFACTURING - 0.7%
1,645	Eaton Corp.		108,257
2,247	Koppers Holdings, Inc.		85,791
			194,048
	OIL & GAS - 5.9%
2,400	Anadarko Petroleum Corp.		206,232
1,460	Cabot Oil & Gas Corp.		103,689
2,330	Chesapeake Energy Corp.		47,485
8,700	Cobalt International Energy, Inc. *		231,159
2,650	Concho Resources, Inc. *		221,858
4,790	Energy XXI Bermuda Ltd.		106,242
1,000	EOG Resources, Inc		131,680
3,280	Gulfport Energy Corp. *		154,390
568	Hess Corp.		37,766
903	Murphy Oil Corp.		54,984
3,950	Rosetta Resources, Inc. *		167,954
3,260	Southwestern Energy Co. *		119,088
			1,582,527
	OIL & GAS SERVICES - 1.5%
1,270	Cameron International Corp. *		77,673
747	Core Laboratories NV		113,290
1,196	Dril-Quip, Inc. *		107,987
3,024	Forum Energy Technologies, Inc. *		92,020
			390,970
	PHARMACEUTICALS - 0.6%
2,235	BioMarin Pharmaceutical Inc. *		124,691
2,223	Endocyte, Inc. *		29,188
			153,879
	PIPELINES - 0.5%
2,530	SemGroup Corp.		136,266

	REIT - 0.4%
11,733	FelCor Lodging Trust Incorp. *		69,342
880	Ryman Hospitality Properties		34,329
			103,671
	RETAIL - 10.1%
4,368	Abercrombie & Fitch Co. +		197,652
14,950	Aeropostale, Inc. *		206,310
2,014	Best Buy Co., Inc.		55,043
2,572	BJ's Restaurants, Inc. *		95,421
1,446	Chipotle Mexican Grill, Inc. - Cl. A * +		526,850
969	Darden Restaurants, Inc		48,915
7,434	Dominion Diamond Corp. *		105,042
6,858	Fifth & Pacific Cos, Inc. *		153,208
1,191	Finish Line, Inc.		26,035
8,600	Francesca's Holdings Corp. *		238,994
515	GameStop Corp.		21,646
11,596	JC Penney Co., Inc. *+		198,060
1,294	McDonald's Corp.		128,105
905	Papa John's International, Inc. *		59,160
3,599	Restoration Hardware Holdings, Inc. *		269,925
1,501	Rue21, Inc *		62,457
3,511	Starbucks Corp. +		229,935
1,520	Tim Hortons, Inc		82,278
			2,705,036
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	SAVINGS & LOANS - 0.5%
2,357	BofI Holding, Inc. *		$ 107,998
2,000	TFS Financial Corp. *		22,400
			130,398
	SEMICONDUCTORS - 0.5%
1,210	First Solar, Inc. *		54,123
1,549	Hittite Microwave Corp. *		89,842
			143,965
	SOFTWARE - 6.5%
2,766	Activision Blizzard, Inc		39,443
98	ANSYS, Inc. *		7,164
3,110	CA, Inc.		89,039
412	Citrix Systems, Inc. *		24,856
815	Concur Technologies, Inc. *		66,325
3,532	Electronic Arts, Inc. *		81,130
6,415	Envestnet, Inc. *		157,809
13,877	Microsoft Corp.		479,173
13,050	Monotype Imaging Holdings, Inc.		331,601
4,868	RealPage, Inc. *		89,279
1,729	Solera Holdings, Inc.		96,219
381	Tableau Software, Inc. *		21,115
1,077	Ultimate Software Group, Inc. *		126,321
7,320	VeriFone Systems, Inc. *		123,049
			1,732,523
	TELECOMMUNICATIONS - 3.3%
10,230	Comverse, Inc. *		304,445
21,925	Corning, Inc.		311,993
877	InterDigital, Inc.		39,158
328	IPG Photonics Corp.		19,920
2,134	NeuStar, Inc. *		103,883
4,573	ORBCOMM, Inc. *		20,533
7,051	Polycom, Inc. *		74,317
			874,249
	TRANSPORTATION - 4.5%
710	Canadian Pacific Railway Ltd		86,180
3,691	Echo Global Logistics, Inc. *		71,938
5,950	FedEx Corp. +		586,551
1,090	Kirby Corp. *		86,699
1,253	Landstar System, Inc.		64,529
4,400	Old Dominion Freight Line, Inc. *		183,128
790	Union Pacific Corp		121,881
			1,200,906

	TOTAL COMMON STOCK (Cost - $20,732,531)		22,282,936
Number of
Contracts		Expiration
	PURCHASED OPTIONS - 0.3%
	PURCHASED CALL OPTIONS - 0.1%
30	Cliffs Natural Resources, Inc. @ $20.00 *	Jul-13	30
75	Cobalt International, Inc. @ $27.50 *	Jan-14	25,500
			25,530
	PURCHASED PUT OPTIONS - 0.2%
56	Apache Corp. @ $82.50	Jul-13	7,280
233	Chesapeake Energy Corp. @ $19.00	Aug-13	13,048
69	ConocoPhillips @ $60.00	Aug-13	11,040
49	Devon Energy Corp. @ $52.50	Aug-13	11,368
63	EI du Pont de Nemours & Co. @ $52.50	Jul-13	5,985
44	Market Vectors @ $43.00	Jul-13	4,180
46	Materials Select Sector SPDR Fund @ $39.00	Sep-13	7,958
			60,859

	TOTAL PURCHASED OPTIONS (Cost - $93,450)		86,389
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	SHORT-TERM INVESTMENTS - 15.9%
	MONEY MARKET FUND - 15.9%
4,234,856	Dreyfus Cash Management Institution Shares
	(Cost - $4,234,856) 0.04% (a) +		$ 4,234,856

	TOTAL INVESTMENTS - 99.6% (Cost - $25,060,837) (b)		$ 26,604,181
	OTHER ASSETS LESS LIABILITIES - 0.4%		110,072
	NET ASSETS - 100.0%		$ 26,714,253

	SECURITIES SOLD SHORT - (38.0)%
	COMMON STOCK - (30.8) %
	AIRLINES - (0.4) %
(3,250)	United Continental Holdings, Inc. *		$ (101,693)

	APPAREL - (1.6) %
(1,805)	Carter's, Inc.		(133,696)
(5,001)	Hanesbrands, Inc.		(257,151)
(652)	Wolverine World Wide, Inc		(35,606)
			(426,453)
	AUTO MANUFACTURERS - (0.3) %
(4,414)	Ford Motor Co		(68,285)

	BEVERAGES - (0.7) %
(1,640)	Coca-Cola Enterprises, Inc.		(57,662)
(3,030)	Molson Coors Brewing Co.		(145,016)
			(202,678)
	BIOTECHNOLOGY - (0.0) %
(447)	Arena Pharmaceuticals, Inc. *		(3,442)

	CHEMICALS - (1.0) %
(1,400)	Air Products & Chemicals, Inc		(128,198)
(2,830)	EI du Pont de Nemours & Co.		(148,575)
			(276,773)
	COMMERCIAL SERVICES - (0.4) %
(7,401)	Ambow Education Holding Ltd. - ADR *		(7,029)
(4,380)	Valassis Communications, Inc.		(107,704)
			(114,733)
	COMPUTERS - (0.1) %
(637)	j2 Global, Inc.		(27,079)

	COSMETICS/PERSONAL CARE - (0.6) %
(1,609)	Colgate-Palmolive Co		(92,180)
(762)	Procter & Gamble Co. The		(58,666)
			(150,846)
	DISTRIBUTION/WHOLESALE - (0.2) %
(1,470)	Fastenal Co.		(67,400)

	DIVERSIFIED FINANCIAL SERVICES - (0.4) %
(9,802)	Calamos Asset Management, Inc. - Cl. A		(102,921)

	ELECTRIC - (0.3) %
(1,390)	National Fuel Gas Co.		(80,550)

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.8) %
(2,340)	Emerson Electric Co.		(127,624)
(3,102)	Energizer Holdings, Inc.		(311,782)
(5,340)	GrafTech International Ltd. *		(38,875)
			(478,281)
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	ENERGY-ALTERNATE SOURCES - (0.1) %
(2,187)	Amyris, Inc. *		$ (6,320)
(101)	SolarCity Corp. *		(3,815)
(965)	Solazyme, Inc. *		(11,310)
			(21,445)
	ENTERTAINMENT - (0.1) %
(507)	Bally Technologies, Inc. *		(28,605)

	FOOD - (2.3) %
(149)	Fairway Group Holdings Corp. *		(3,601)
(3,230)	General Mills, Inc.		(156,752)
(4,470)	Kroger Co.		(154,394)
(6,294)	Safeway, Inc.		(148,916)
(2,660)	United Natural Foods, Inc. *		(143,613)
			(607,276)
	HAND/MACHINE TOOLS - (0.3) %
(2,440)	Kennametal Inc.		(94,745)

	HOME FURNISHINGS - (0.2) %
(2,440)	iRobot Corp. *		(44,900)

	HOUSEHOLD PRODUCTS WARES - (1.4) %
(1,003)	Jarden Corp. *		(43,881)
(728)	Kimberly-Clark Corp		(70,718)
(497)	Tumi Holdings, Inc. *		(11,928)
(3,327)	Tupperware Brands Corp.		(258,475)
			(385,002)
	INSURANCE - (0.2) %
(1,716)	HCI Group, Inc		(52,716)

	INTERNET - (0.9) %
(4,747)	Blue Nile, Inc. *		(179,341)
(4,946)	ReachLocal, Inc. *		(60,638)
(132)	TripAdvisor, Inc. *		(8,035)
			(248,014)
	IRON/STEEL - (0.3) %
(1,490)	Allegheny Technologies, Inc.		(39,202)
(1,860)	Schnitzer Steel Industries, Inc.		(43,487)
			(82,689)
	LEISURE TIME - (0.2) %
(485)	Brunswick Corp.		(15,496)
(582)	Polaris Industries, Inc.		(55,290)
			(70,786)
	LODGING - (0.1) %
(2,788)	MGM Resorts International *		(41,207)

	MEDIA - (0.1) %
(644)	Gannett Co., Inc.		(15,752)

	MINING - (1.3) %
(10,650)	Alcoa, Inc.		(83,283)
(2,370)	AngloGold Ashanti Ltd. - ADR		(33,891)
(3,180)	Barrick Gold Corp.		(50,053)
(3,260)	Century Aluminum Co. *		(30,253)
(710)	Compass Minerals International, Inc.		(60,016)
(2,970)	Globe Specialty Metals, Inc.		(32,284)
(8,840)	Gold Fields Ltd. - ADR		(46,410)
			(336,190)
	MISCELLANEOUS MANUFACTURING - (0.5) %
(1,130)	Aptargroup, Inc.		(62,387)
(2,390)	Textron, Inc		(62,260)
			(124,647)
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value
	OIL & GAS - (2.3) %
(3,410)	Approach Resources, Inc. *		$ (83,784)
(7,840)	Encana Corp.		(132,810)
(3,990)	Northern Oil and Gas, Inc. *		(53,226)
(3,510)	Oasis Petroleum, Inc. *		(136,434)
(890)	Pioneer Natural Resources Co		(128,827)
(1,580)	Whiting Petroleum Corp. *		(72,822)
			(607,903)
	OIL & GAS SERVICES - (0.3) %
(4,158)	Thermon Group Holdings, Inc. *		(84,823)

	PHARMECEUTICAL - (0.6) %
(12,511)	Vivus, Inc. *		(157,388)

	PIPELINES - (0.5) %
(2,610)	Williams Partners LP		(134,676)

	REITS - (0.1) %
(1,332)	Host Hotels & Resorts, Inc.		(22,471)

	RETAIL - (5.2) %
(1,193)	Bloomin' Brands, Inc. *		(29,682)
(989)	Brinker International, Inc.		(38,996)
(338)	Cabela's, Inc. *		(21,889)
(1,317)	Cheesecake Factory, Inc.		(55,169)
(199)	Dillard's, Inc.		(16,312)
(297)	Dollar General Corp. *		(14,978)
(871)	Dunkin' Brands Group, Inc.		(37,296)
(7,489)	Fred's, Inc.		(116,005)
(7,657)	GameStop Corp. - Cl. A		(321,824)
(5,695)	Gap, Inc.		(237,652)
(322)	L Brands, Inc.		(15,859)
(1,217)	Lululemon Athletica, Inc. *		(79,738)
(2,598)	McDonald's Corp.		(257,202)
(308)	Nordstrom, Inc.		(18,462)
(79)	Panera Bread Co. *		(14,689)
(203)	PetSmart, Inc.		(13,599)
(1,758)	Sonic Corp. *		(25,596)
(427)	Ulta Salon, Cosmetics & Fragrance, Inc. *		(42,768)
(804)	Vitamin Shoppe, Inc. *		(36,051)
			(1,393,767)
	SEMICONDUCTORS - (0.9) %
(9,615)	Intel Corp.		(232,875)

	SOFTWARE - (1.0) %
(7,415)	Activision Blizzard, Inc.		(105,738)
(1,791)	Microsoft Corp.		(61,843)
(898)	Rosetta Stone, Inc. *		(13,236)
(1,976)	Salesforce.com, Inc. *		(75,444)
			(256,261)
	TOYS GAMES HOBBIES - (1.3) %
(6,960)	Hasbro, Inc.		(312,017)
(833)	Mattel, Inc.		(37,743)
			(349,760)
	TRANSPORTATION - (2.8)%
(1,930)	Atlas Air Worldwide Holdings, Inc. *		(84,457)
(4,790)	CSX Corp.		(111,080)
(2,740)	Hub Group Inc. *		(99,791)
(3,590)	Knight Transportation, Inc.		(60,384)
(1,940)	Landstar System, Inc.		(99,910)
(1,670)	Norfolk Southern Corp.		(121,326)
(6,860)	Werner Enterprises, Inc.		(165,806)
			(742,754)
Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares			Value

	TOTAL COMMON STOCK SOLD SHORT (Proceed - $8,119,749)		$ (8,237,786)

	EXCHANGE TRADED FUNDS - (7.2) %
(6,100)	Consumer Staples Select Sector SPDR		(241,987)
(5,616)	iShares Russell 2000 ETF Index		(176,632)
(1,584)	iShares Russell 2000 Growth Index		(545,651)
(5,560)	SPDR S&P 500 ETF Trust		(889,655)
(825)	SPDR S&P Retail ETF		(63,203)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceed - $1,886,525)		(1,917,128)

	TOTAL SECURITIES SOLD SHORT (Proceed -$10,006,274) (b)		$ (10,154,914)

Number
of Contracts		Expiration	Value
	WRITTEN OPTIONS - (0.1) %
	WRITTEN CALL OPTIONS - (0.0) %
(75)	Cobalt International, Inc. @ $35.00 *	Jan-14	$ (7,687)

	WRITTEN PUT OPTIONS - (0.1) %
(75)	Cobalt International, Inc. @ $20.00 *	Jan-14	(9,000)

	TOTAL WRITTEN OPTIONS (Premiums - $17,216) (b)		$ (16,687)

ADR	American Depositary Receipt.
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of June 30, 2013.
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is
	$15,037,347 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,305,889
		Unrealized Depreciation:	(910,656)
		Net Unrealized Appreciation:	$ 1,395,233

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 22,282,936	$ -	$ -	$ 22,282,936
Purchase options	86,389	-	-	86,389
Short-Term investments	4,234,856	-	-	4,234,856
Total Investments	$ 26,604,181	$ -	$ -	$ 26,604,181

Liabilities
Securities Sold Short
Common Stock	$ (8,237,786)	-	-	$ (8,237,786)
Exchange Traded Funds	(1,917,128)	-	-	(1,917,128)
Written options	(16,688)	$ -	$ -	(16,688)
Total Liabilities	$ (10,171,602)	$ -	$ -	$ (10,171,602)

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period December 31, 2012 to June 30, 2013, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options purchased/written	287	40,791	183	15,939
Options closed	(112)	(22,900)	(106)	(10,049)
Options exercised	(70)	(5,002)	(2)	(94)
Options expired	(30)	(1,469)
Options outstanding, end of period	75	$ 11,420	75	$ 5,796

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/2013

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

08/26/2013